Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilities as of June 30, 2026 and 2025 consisted of the following:

	2026	2025
Beginning balance	$211,095	$172,995
Prepayments from customers	991,185	605,902
Revenue recognized	(900,529)	(566,995)
Exchange rate difference	13,134	(807)
Ending balance	$314,885	$211,095